Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0002083125
Document Type	POS AM
Entity Registrant Name	PRESIDIO PRODUCTION COMPANY
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Amendment Description	Presidio Production Company, a Delaware corporation, filed a Registration Statement on Form S-1 on July 29, 2026, as amended on August 7, 2026, which was declared effective by the Securities and Exchange Commission (“SEC”) on August 12, 2026 (as amended, the “Registration Statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed to update the Registration Statement to include certain financial information contained in the registrant’s Current Report on Form 8-K/A, which was filed with the SEC on September 17, 2026, and to update certain other information in the Registration Statement.No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.